Document And Entity Information	Aug. 10, 2022
Document Information [Line Items]
Entity, Registrant Name	ADM TRONICS UNLIMITED, INC.
Document, Type	8-K
Document, Period End Date	Aug. 10, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-17629
Entity, Tax Identification Number	22-1896032
Entity, Address, Address Line One	224S Pegasus Ave.
Entity, Address, City or Town	Northvale
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07647
City Area Code	201
Local Phone Number	767-6040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000849401